Fuel Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Fuel Risk Management
Schedule of realized and unrealized gains and losses recorded as nonoperating income (expense)

	Year Ended December 31,
Fuel derivative contracts	2012	2011	2010
	(in thousands)
Gains (losses) on fuel derivatives recorded in nonoperating income (expense):
Mark-to-fair value gains (losses) on undesignated fuel hedges:
Realized gains (losses):
Losses realized at settlement	$(7,372)	$(430)	$(3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066

Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$(11,330)	$(6,862)	$641

Schedule of fair value of the asset and liability derivatives

		Fair Value of Derivatives
		Assets as of		Liabilities as of
Derivatives not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
		(in thousands)
Fuel derivative contracts	Prepaid expenses and other	$13,094	$2,540	$397	$517